Fair Value Measurements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impairment losses	$ 0	$ 54	$ 20
Property and equipment [member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Carrying value of impaired asset		77	25
Impairment losses		53	20
Investments in affiliates [member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Carrying value of impaired asset		49	346
Impairment losses		$ 20	$ 141
Growth rate [member] | Property and equipment [member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation techniques		2 percent to 3 percent
Growth rate [member] | Investments in affiliates [member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation techniques		3 percent to 7 percent
Cash flow term [member] | Property and equipment [member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation techniques		10
Cash flow term [member] | Investments in affiliates [member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation techniques		10
Capitalization Rates [Member] | Property and equipment [member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation techniques		8 percent to 9 percent
Capitalization Rates [Member] | Investments in affiliates [member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation techniques		8 percent to 12 percent
Discount rates [member] | Property and equipment [member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation techniques		9 percent to 12 percent
Discount rates [member] | Investments in affiliates [member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation techniques		10 percent to 22 percent